Property Plant And Equipment - Net book value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of subsidiaries [line items]
Beginning balance	$ 821,287
Net additions	65,851
Property acquisitions	16,240
Changes in rehabilitation cost asset (Note 20)	(31,695)
Depletion and amortization	(105,849)
Foreign exchange translation	(7,828)
Ending balance	758,006
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	633,745
Net additions	47,804
Changes in rehabilitation cost asset (Note 20)	(36,377)
Depletion and amortization	(105,425)
Ending balance	539,747
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	175,329
Net additions	16,367
Changes in rehabilitation cost asset (Note 20)	4,682
Depletion and amortization	(38)
Foreign exchange translation	(7,828)
Ending balance	188,512
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Property acquisitions	16,240
Ending balance	16,240
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	11,998
Net additions	768
Ending balance	12,766
Other [Member]
Disclosure of subsidiaries [line items]
Beginning balance	215
Net additions	912
Depletion and amortization	(386)
Ending balance	$ 741